Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Schedule of fair value measurement
Financial assets at FVTPL	These assets are subsequently measured at fair value. Net income, including interest or dividend income, is recognized in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. Amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.